Related Party Transactions - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of transactions between related parties [line items]
Wealth Management Assets	$ 4,100.0	$ 3,800.0
Revenue From Rendering Of Services Related Party Transactions	7.2	5.0
Directors [member]
Disclosure of transactions between related parties [line items]
Exposure to credit risk on loan commitments and financial guarantee contracts	18.9	132.4
Utilized credit exposure	$ 3.3	$ 23.9